SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
January 1,	$ 12,214	$ 9,756
Charges to expenses	(1,944)	3,654
Write offs	(1,095)	(1,158)
Foreign currency translation adjustments	(71)	(38)
December 31,	$ 9,104	$ 12,214